Right-of-use asset (Details) R in Millions	12 Months Ended
Dec. 31, 2019 ZAR (R)
Right-of-use asset
Additions and modifications	R 43.6
Right-of-use assets	133.3
Depreciation	(111.7)
Transfers and other movements	(5.7)
Foreign currency translation	(0.6)
Carrying value at end of the period	R 360.9